Related Parties	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Related parties
19.	Related parties

Amounts due from immediate holding company and related parties were presented under Receivables (Note 8) for reimbursables paid the Company on behalf of the immediate holding company and related parties.

Amounts due to the ultimate holding company, immediate holding company and related parties were presented under Payables (Note 13) which represents intercompany loans and advances provided by related parties to the Group.

The Group sold Hotel101 units to DD’s related parties. The transactions are subject to the same terms and conditions as sales to third parties. Real estate sales and cost of real estate sales amounted to US$5,794,340, US$3,463,095, respectively, for the year ended December 31, 2025, and US$87,482 and US$50,895, respectively for the year ended December 31, 2024. As of December 31, 2025 and 2024, total installment contracts receivable from related parties amounted to US$5,190,437 and nil, respectively.

On December 30, 2024, the Group purchased its leased office premise at 20 Cecil St., Singapore from DDPCW for US$5,191,558 in exchange for 5,347,244 shares of the Company.

Key management personnel compensation

Key management personnel of the Group are those persons having the authority and responsibility for planning, directing and controlling the activities of the Group. The directors are considered as key management personnel of the Company.

	For the year ended December 31,
	2025		2024		2023
Directors compensation for the Group	US$	3,271,589	US$	612,026	US$	47,662

Compensation to directors of HBNB includes the following:

-	US$1.24 million for salary and other short-term benefits (US0.59 million in 2024, US$28,299 in 2023)

-	US$1.70 million for stock compensation expense

-	US$ 221.50 thousand for directors’ insurance

Certain directors are not paid directly by the Group but receive remuneration from the Group’s ultimate holding company, in respect of their services to the larger group which includes the Group. No apportionment has been made as the services provided by these directors to the Group are incidental to their responsibilities to the larger group.

Total stock compensation expense under the Key Executive Shares amounted to US$15.55 million, nil and nil for the years ended December 31, 2025, 2024 and 2023 (Note 10).